Note 4 - Parties‑In‑Interest (Details Textual) - EBP 90-1026709 002 [Member] - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant		$ 10,215
EBP, Trustee [Member]
EBP, Investment, Purchased, Number of Shares	1,971
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 26,696
EBP, Investment, Sold, Number of Shares	1,488
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ 21,220
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 113,705	113,705	$ 74,843
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant		$ 10,215